Semiannual Report May 31,2001


Oppenheimer Select Managers
Salomon Brothers
Capital Fund


/LOGO/OppenheimerFunds/r/
The Right Way to Invest

OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS CAPITAL FUND

OBJECTIVE
OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS CAPITAL FUND seeks long-term capital appreciation.

COMMENTARY
Since its inception on February 16, 2001 through May 31, 2001, the Fund outpaced its benchmark, the Russell 3000 Index.(1) Given the extreme volatility and weakness in most equity market sectors throughout the period, we attribute the Fund's good returns to careful stock selection, judicious balancing of risk and reward characteristics in the portfolio, and our ability to take advantage of a wide variety of sectors and investment styles.

During February and March, investors faced a continuous stream of bad news: deteriorating economic indicators, falling consumer confidence and large-scale layoffs in many technology-related companies. In an attempt to jump-start the economy, the Federal Reserve Board had lowered interest rates twice in January and once in March, for a total cut of 150 basis points.

However, after a short spike following each interest rate cut, the equity markets slumped again. Most equity indices fell during February and March, reflecting investors' concerns with companies' eroding revenues and slowing growth. In April and May, however, investors were encouraged by widespread hints of market stabilization, and two more 50 basis point rate cuts by the Fed.

While the movements of many large-cap growth companies mirrored those of the broad stock market, two notable trends began to emerge in March, continuing through the end of the period.Value stocks strongly outperformed growth stocks, and small and mid caps enjoyed better returns than large caps.

In this environment, shareholders were well served by the Fund's strategy: selecting companies with solid growth prospects, regardless of industry sector or capitalization size.We take a fundamental approach to investing, as we believe that growth in a company's recurring sales, cash flow and earnings will drive its stock price up over time.We look to industry leaders with sound management at the helm. Our confidence is rooted in our intimate knowledge of those companies, and in our belief in their ability to grow.

In addition, we keep a close eye on valuation--we are reluctant to pay more than we believe a stock is worth. Simply put, we look for value companies that we believe will turn into growth companies; growth stocks fueled by company fundamentals; and special opportunities that offer exposure to a company at lower cost and/or risk, such as deeply discounted convertible securities.

Our adherence to our discipline, insistence on high quality companies and refusal to chase trends cause many to label us "contrarian."At the same time, those very principles have helped us avoid many of the growth-stock "land-mines" that have tripped up many of our peers whenever the markets change direction.

During this reporting period, one group that helped our returns was value stocks.After suffering several years of investor neglect, value companies came back into favor, helping our industrial and consumer cyclicals holdings. More important, however, much of our strong performance resulted from our strategy of investing across sectors and cap sizes.

Currently, we are awaiting significant improvement in the equity landscape before changing the risk profile of our portfolio. Rather than greatly increasing our exposure to the technology sector, we continue to hold an eclectic mix of industries, such as consumer staples, financials, healthcare, consumer cyclicals and telecommunications.That said, we have increased our exposure to telecommunications services relative to our benchmark.We believe that this group, cur-rently the fastest growing buyers of technology, will benefit as technological solutions become increasingly inexpensive.

We recognize that many economic forecasts for the remainder of 2001 are predicting a broad-based slowdown in equity growth.Whether the two past months of improved performance prove to be a temporary reprieve or the beginning of a long-term trend, we are confident that our fundamentally driven investment style positions us to generate strong performance versus our peers and benchmark.

2 Oppenheimer Select Managers Salomon Brothers Capital Fund

OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS CAPITAL FUND

Although it is impossible to predict when the market will recover, we believe that our carefully chosen stocks from a wide variety of sectors and investment styles will provide investors with ongoing strong returns over the long term.That's why we remain committed to our discipline of finding compelling values in investments of all types; and that's what makes Oppenheimer Select Managers Salomon Brothers Capital Fund part of The Right Way to Invest.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1. The Russell 3000 Index is a market indicator comprising the 3,000 largest companies in the United States.

3 Oppenheimer Select Managers Salomon Brothers Capital Fund

--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                              May 31, 2001 Unaudited

                                                                                                                     MARKET VALUE
                                                                                           SHARES                    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
Common Stocks - 78.4%
--------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 5.9%
--------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
OM Group, Inc.                                                                                  2,000                $  124,000
--------------------------------------------------------------------------------------------------------------------------------
PolyOne Corp.                                                                                  12,000                   108,720
                                                                                                               -----------------
                                                                                                                        232,720
--------------------------------------------------------------------------------------------------------------------------------
METALS - 2.2%
--------------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp.                                                                          7,100                    95,069
--------------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                                     1,900                    81,985
                                                                                                               -----------------
                                                                                                                        177,054
--------------------------------------------------------------------------------------------------------------------------------
PAPER - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                         1,900                    72,675
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Solectron Corp.                                                         (1)                     4,900                   105,693
--------------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 8.5%
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 5.8%
--------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                      8,100                   171,477
--------------------------------------------------------------------------------------------------------------------------------
Latitude Communications, Inc.                                           (1)                     5,800                    10,730
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                               (1)                     4,800                   103,152
--------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    3,500                   191,975
                                                                                                               -----------------
                                                                                                                        477,334
--------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                        2,400                   103,320
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A                                      (1)                     6,900                   104,949
--------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless Communications, Inc., Cl. B                             (1)                       700                     8,540
                                                                                                               -----------------
                                                                                                                        113,489
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 7.1%
--------------------------------------------------------------------------------------------------------------------------------
MEDIA - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.                                                          (1)                     8,000                    69,440
--------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 4.6%
--------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                  (1)                     5,500                   214,005
--------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                       (1)                     3,700                   165,760
                                                                                                               -----------------
                                                                                                                        379,765
--------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                           (1)                     9,800                   142,100
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 19.3%
--------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 2.9%
--------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                                3,800                   165,452
--------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   1,600                    71,616
                                                                                                               -----------------
                                                                                                                        237,068
--------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 5.0%
--------------------------------------------------------------------------------------------------------------------------------
AT&T Corp./Liberty Media Corp., Cl. A                                   (1)                     4,700                    79,195
--------------------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares                                 (1)                     3,200                    83,520
--------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Cl. H                                             (1)                     4,500                   107,550
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A                                   (1)                     5,400                    48,384
--------------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A                                            (1)                     7,900                    95,511
                                                                                                               -----------------
                                                                                                                        414,160



 4  Oppenheimer Select Managers Salomon Brothers Capital Fund

--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                                       Unaudited/Continued

                                                                                                                     MARKET VALUE
                                                                                           SHARES                    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
Entertainment - 3.1%
--------------------------------------------------------------------------------------------------------------------------------
News Corp. Ltd. (The), Sponsored ADR, Preference                                                4,600                $  142,876
--------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                     4,700                   115,855
                                                                                                               -----------------
                                                                                                                        258,731
--------------------------------------------------------------------------------------------------------------------------------
FOOD - 4.2%
--------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                             6,900                   143,865
--------------------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                              8,100                   191,079
--------------------------------------------------------------------------------------------------------------------------------
Sanfilippo (John B.) & Son, Inc.                                        (1)                     1,700                     8,670
                                                                                                               -----------------
                                                                                                                        343,614
--------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 4.1%
--------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.                                                   (1)                     2,700                    61,398
--------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                           (1)                     5,500                   278,575
                                                                                                               -----------------
                                                                                                                        339,973
--------------------------------------------------------------------------------------------------------------------------------
ENERGY - 5.4%
--------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 2.6%
--------------------------------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                                                                 1,700                    67,337
--------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.                                                 (1)                     1,800                    61,920
--------------------------------------------------------------------------------------------------------------------------------
Seacor Holdings, Inc.                                                   (1)                     1,700                    81,090
                                                                                                               -----------------
                                                                                                                        210,347
--------------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
3TEC Energy Corp.                                                       (1)                     2,600                    47,424
--------------------------------------------------------------------------------------------------------------------------------
Suncor Energy, Inc.                                                                             3,200                    86,368
--------------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.                                                  (1)                     6,100                    94,855
                                                                                                               -----------------
                                                                                                                        228,647
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 12.4%
--------------------------------------------------------------------------------------------------------------------------------
BANKS - 7.0%
--------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                                3,300                   180,213
--------------------------------------------------------------------------------------------------------------------------------
Banknorth Group, Inc.                                                                           4,900                    99,519
--------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                                     4,500                   187,155
--------------------------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                                                     2,800                   109,088
                                                                                                               -----------------
                                                                                                                        575,975
--------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 2.3%
--------------------------------------------------------------------------------------------------------------------------------
Archstone Communities Trust                                                                     4,000                   100,160
--------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                                  3,200                    93,120
                                                                                                               -----------------
                                                                                                                        193,280
--------------------------------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 3.1%
--------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                         7,200                   256,464
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 13.8%
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 8.4%
--------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             1,800                    93,564
--------------------------------------------------------------------------------------------------------------------------------
HCA-Healthcare Co. (The)                                                                        5,900                   238,006
--------------------------------------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., Cl. B                                     (1)                     6,300                    83,160
--------------------------------------------------------------------------------------------------------------------------------
Medarex, Inc.                                                           (1)                     3,200                    88,320
--------------------------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                                4,800                   184,224
                                                                                                               -----------------
                                                                                                                        687,274


 5  Oppenheimer Select Managers Salomon Brothers Capital Fund

--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                                    Unaudited/Continued

                                                                                                                     MARKET VALUE
                                                                                           SHARES                    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services - 5.4%
--------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                      1,400                $   69,132
--------------------------------------------------------------------------------------------------------------------------------
Health Management Assn., Inc., Cl. A                                    (1)                     8,000                   142,080
--------------------------------------------------------------------------------------------------------------------------------
Nycomed Amersham plc                                                                            1,000                     7,884
--------------------------------------------------------------------------------------------------------------------------------
Nycomed Amersham plc, Sponsored ADR                                                             2,400                    96,480
--------------------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                                  (1)                     1,600                   128,000
                                                                                                               -----------------
                                                                                                                        443,576
--------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 4.7%
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.6%
--------------------------------------------------------------------------------------------------------------------------------
3Com Corp.                                                              (1)                    17,700                    98,412
--------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                                                           4,900                    78,351
--------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                                     (1)                       800                    19,488
--------------------------------------------------------------------------------------------------------------------------------
Visual Networks, Inc.                                                   (1)                     3,000                    20,100
                                                                                                               -----------------
                                                                                                                        216,351
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Viant Corp.                                                             (1)                    14,900                    25,479
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Paradigm Geophysical Ltd.                                               (1)                     1,600                    10,144
--------------------------------------------------------------------------------------------------------------------------------
Scient Corp.                                                            (1)                     4,500                     4,860
                                                                                                               -----------------
                                                                                                                         15,004
--------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Genuity, Inc.                                                           (1)                    20,500                    69,085
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                  4,700                    69,090
                                                                                                               -----------------
Total Common Stocks (Cost $6,326,565)                                                                                 6,457,708

--------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., 7% Cv. (Cost $22,360)                                                    1,300                    21,938

                                                                                           PRINCIPAL
                                                                                           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
DoubleClick, Inc., 4.75% Cv. Nts., 3/15/06                                                 $   84,000                    61,320
--------------------------------------------------------------------------------------------------------------------------------
Friede Goldman Halter Marine Group, Inc., 4.50% Cv. Unsec. Sub. Nts., 9/(1)(2)                105,000                    16,275
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., 5.75% Cv. Nts., 1/15/09                        (3)                   120,000                    36,600
                                                                                                               -----------------
Total Corporate Bonds and Notes (Cost $135,824)                                                                         114,195


                                                                DATE       STRIKE          CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------
Options Purchased - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index Futures Put                         6/18/01    $1,175                   4                       960
--------------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index Futures Put                         6/18/01    $1,250                   2                     3,580
                                                                                                               -----------------
Total Options Purchased (Cost $9,838)                                                                                     4,540



 6  Oppenheimer Select Managers Salomon Brothers Capital Fund

--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                                   Unaudited/Continued

                                                                                           PRINCIPAL                 MARKET VALUE
                                                                                           AMOUNT                    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 19.8%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banque Nationale De Paris, 4.03%,
dated 5/31/01, to be repurchased at $1,629,182 on 6/1/01,
collateralized by U.S. Treasury Bonds, 5.375%--6.125%,
11/15/27--2/15/31, with a value of $857,212, U.S. Treasury
Nts., 5.50%--5.875%, 11/30/02--5/15/09, with a value of
$820,550 and U.S. Treasury Bills, 9/27/01, with a value of
$131 (Cost $1,629,000)                                                                     $1,629,000                 1,629,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $8,123,587)                                                   99.9%                 8,227,381
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                  0.1                      5,215
                                                                                     -----------------       -------------------
NET ASSETS                                                                                     100.0%                $8,232,596
                                                                                     =================       ===================


1.  Non-income-producing security.
2.  Issuer is in default.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $36,600 or 0.44% of the Fund's net assets as of May 31, 2001.

See accompanying Notes to Financial Statements.
































 7  Oppenheimer Select Managers Salomon Brothers Capital Fund


STATEMENT OF ASSETS AND LIABILITIES                                                                 May 31, 2001 Unaudited



-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (including repurchase agreement of $1,629,000)(cost $8,123,587)
- see accompanying statement                                                                                      $8,227,381
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                   1,074
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                    92,241
Interest and dividends                                                                                                 8,920
Investments sold                                                                                                       2,321
Other                                                                                                                    665
                                                                                                           ------------------
Total assets                                                                                                       8,332,602

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                                 93,911
Distribution and service plan fees                                                                                     2,853
Transfer and shareholder servicing agent fees                                                                            574
Trustees' compensation                                                                                                    34
Other                                                                                                                  2,634
                                                                                                           ------------------
Total liabilities                                                                                                    100,006

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $8,232,596
                                                                                                           ==================

-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                   $8,066,755
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                      7,815
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                                                                         54,232
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                                             103,794
                                                                                                           ------------------
NET ASSETS                                                                                                        $8,232,596
                                                                                                           ==================




 8  Oppenheimer Select Managers Salomon Brothers Capital Fund

STATEMENT OF ASSETS AND LIABILITIES                                                         May 31, 2001 Unaudited/Continued



-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$6,299,527 and 622,387 shares of beneficial interest outstanding)                                                     $10.12
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $10.74

-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $885,056
and 87,689 shares of beneficial interest outstanding)                                                                 $10.09

-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,021,478
and 101,209 shares of beneficial interest outstanding)                                                                $10.09

-----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $25,523
and 2,525 shares of beneficial interest outstanding)                                                                  $10.11

-----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $1,012 and 100 shares of beneficial interest outstanding)                                               $10.12



See accompanying Notes to Financial Statements.


 9  Oppenheimer Select Managers Salomon Brothers Capital Fund

STATEMENT OF OPERATIONS                                                              For the Period from February 16, 2001
                                                                         (inception of offering) to May 31, 2001 Unaudited


-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $325)                                                                 $21,060
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                              17,558
                                                                                                           ------------------
Total income                                                                                                          38,618

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                       18,758
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                2,400
Class B                                                                                                                1,005
Class C                                                                                                                1,251
Class N                                                                                                                   16
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                1,028
Class B                                                                                                                  108
Class C                                                                                                                  134
Class N                                                                                                                    4
-----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                            2,425
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                           1,903
-----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                   977
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    794
                                                                                                           ------------------
Total expenses                                                                                                        30,803

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                  7,815

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                                                           54,235
Foreign currency transactions                                                                                             (3)
                                                                                                           ------------------
Net realized gain                                                                                                     54,232

-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                                          103,788
Translation of assets and liabilities denominated in foreign currencies                                                    6
                                                                                                           ------------------
Net change                                                                                                           103,794
                                                                                                           ------------------
Net realized and unrealized gain                                                                                     158,026

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $165,841
                                                                                                           ==================


See accompanying Notes to Financial Statements.




10  Oppenheimer Select Managers Salomon Brothers Capital Fund


STATEMENT OF CHANGES IN NET ASSETS
                                                                                                                  PERIOD ENDED
                                                                                                                  MAY 31, 2001(1)
                                                                                                                  UNAUDITED
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                                 $7,815
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                              54,232
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                                 103,794
                                                                                                           ------------------
Net increase in net assets resulting from operations                                                                 165,841

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                                            6,185,813
Class B                                                                                                              853,526
Class C                                                                                                              986,210
Class N                                                                                                               24,206
Class Y                                                                                                                   --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                     8,215,596
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                   17,000 (2)
                                                                                                           ------------------
End of period (including accumulated net investment
income of $7,815 for the period ended May 31, 2001)                                                               $8,232,596
                                                                                                           ==================


1.  For the period from February 16, 2001 (inception of offering) to May 31,
2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.

See accompanying Notes to Financial Statements.









11  Oppenheimer Select Managers Salomon Brothers Capital Fund


FINANCIAL HIGHLIGHTS Unaudited
                                          CLASS A            CLASS B           CLASS C           CLASS N           CLASS Y
                                          ---------------------------------------------------------------------------------------
                                          PERIOD ENDED       PERIOD ENDED      PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                          MAY 31, 2001(1)    MAY 31, 2001(1)   MAY 31, 2001(1)   MAY 31, 2001(2)   MAY 31, 2001(1)
-------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period          $10.00            $10.00            $10.00              $9.84             $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                            .01                --(3)             --(3)              --(3)             .02
Net realized and unrealized gain                 .11               .09               .09                .27                .10
                                     ----------------   ---------------   ---------------   ----------------  -----------------
Total income from investment operations          .12               .09               .09                .27                .12
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $10.12            $10.09            $10.09             $10.11             $10.12
                                     ================   ===============   ===============   ================  =================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)            1.20%             0.90%             0.90%              2.74%              1.20%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $6,300              $885            $1,021                $26                 $1
-------------------------------------------------------------------------------------------------------------------------------

Average net assets (in thousands)             $5,192              $358             $ 444                $12                 $1

-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(5)
Net investment income (loss)                   0.58%             (0.38)%           (0.38)%            0.10%              0.70%
Expenses                                       1.67%             2.52%             2.52%              2.10%              1.44%

-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          24%               24%               24%                24%                24%

1.  For the period from February 16, 2001 (inception of offering) to May 31,
2001.
2.  For the period from March 1, 2001 (inception of offering) to May 31, 2001.
3.  Less than $0.005 per share.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.






12  Oppenheimer Select Managers Salomon Brothers Capital Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited



1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Select Managers Salomon Brothers Capital Fund (the Fund), a series of Oppenheimer Select Managers, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Salomon Brothers Asset Management, Inc. (the Sub-Advisor).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

NON-DIVERSIFICATION RISK The Fund is "non-diversified" and can invest in the securities of a single issuer without limit. To the extent the Fund invests a relatively high percentage of its assets in the obligations of a single issuer or a limited number of issuers, the Fund is subject to additional risk of loss if those obligations lose market value or the borrower or issuer of those obligations defaults.

SECURITY CREDIT RISK The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of May 31, 2001, securities with an aggregate market value of $16,275, representing 0.20% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates on the valuation date. Amounts related to the purchase and sale of foreign securities and investment income are translated at the prevailing exchange rates on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.



13  Oppenheimer Select Managers Salomon Brothers Capital Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued



1.   SIGNIFICANT ACCOUNTING POLICIES  Continued
REPURCHASE AGREEMENTS The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

EXPENSE OFFSET ARRANGEMENTS Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




14  Oppenheimer Select Managers Salomon Brothers Capital Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued



2.   SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                       PERIOD ENDED MAY 31, 2001(1)
                                                       SHARES                AMOUNT
----------------------------------------------------------------------------------------
CLASS A
Sold                                                   621,710               $6,192,613
Dividends and/or distributions reinvested                   --                       --
Redeemed                                                  (723)                  (6,800)
                                             ------------------     --------------------
Net increase                                           620,987               $6,185,813
                                             ==================     ====================

----------------------------------------------------------------------------------------
CLASS B
Sold                                                    89,153               $  868,047
Dividends and/or distributions reinvested                   --                       --
Redeemed                                                (1,564)                 (14,521)
                                             ------------------     --------------------
Net increase                                            87,589               $  853,526
                                             ==================     ====================

----------------------------------------------------------------------------------------
CLASS C
Sold                                                   101,218               $  987,300
Dividends and/or distributions reinvested                   --                       --
Redeemed                                                  (109)                  (1,090)
                                             ------------------     --------------------
Net increase                                           101,109               $  986,210
                                             ==================     ====================

----------------------------------------------------------------------------------------
CLASS N
Sold                                                     2,525               $   24,206
Dividends and/or distributions reinvested                   --                       --
Redeemed                                                    --                       --
                                             ------------------     --------------------
Net increase                                             2,525               $   24,206
                                             ==================     ====================

----------------------------------------------------------------------------------------
CLASS Y
Sold                                                        --               $       --
Dividends and/or distributions reinvested                   --                       --
Redeemed                                                    --                       --
                                             ------------------     --------------------
Net increase (decrease)                                     --               $       --
                                             ==================     ====================


(1) For the period from February 16, 2001 (inception of offering) to May 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to May 31, 2001, for Class N shares.

3.  PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended May 31, 2001, were $7,783,942 and $1,335,697, respectively.

4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.10% . The Fund's management fee for the period ended May 31, 2001 was an annualized rate of 1.10%, before any waiver by the Manager if applicable.


15  Oppenheimer Select Managers Salomon Brothers Capital Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued



4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued
SUBADVISOR FEES The Manager has retained Salomon Brothers Asset Management, Inc. as the Sub-Advisor to provide the day-to-day portfolio management of the Fund. For the period ended May 31, 2001, the Manager paid $5,750 to the Sub-Advisor.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. OFS is paid at an agreed upon per account fee.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
                   AGGREGATE     CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                   FRONT-END     FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                   SALES         CHARGES           ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                   CHARGES ON    RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                   CLASS A       DISTRIBUTOR                                          DISTRIBUTOR(1)
PERIOD ENDED       SHARES
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
May 31, 2001       $8,981        $2,846            $--              $17,622           $4,692          $--
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------

(1) The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------- ---------------------- ----------------------- ----------------------- ------------------------
PERIOD ENDED        CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
May 31, 2001        $--                    $--                     $--                     $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended May 31, 2001, payments under the Class A plan totaled $2,400 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.




16  Oppenheimer Select Managers Salomon Brothers Capital Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued



4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued
CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

-----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE PERIOD ENDED MAY 31, 2001,
WERE AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------
                                                                                    DISTRIBUTOR'S
                                                                                    AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $1,005             $--             $--                          --%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN         1,251              --              --                          --
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN            16              --              --                          --
------------------- ------------------ --------------- ---------------------------- -----------------------

5.  FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

The Fund may realize a gain or loss upon the closing or settlement of the forward transaction. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

17       Oppenheimer Select Managers Salomon Brothers Capital Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued



6.  OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.






18  Oppenheimer Select Managers Salomon Brothers Capital Fund

OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS CAPITAL FUND
A Series of Oppenheimer Select Managers


OFFICERS AND TRUSTEES          James C. Swain, Trustee and Chairman of the Board
                               Bridget A. Macaskill, Trustee and President
                               William L. Armstrong, Trustee
                               Robert G. Avis, Trustee
                               George C. Bowen, Trustee
                               Edward L. Cameron, Trustee
                               Jon S. Fossel, Trustee
                               Sam Freedman, Trustee
                               C. Howard Kast, Trustee
                               Robert M. Kirchner, Trustee
                               F. William Marshall, Jr., Trustee
                               Andrew J. Donohue, Vice President and Secretary
                               Brian W. Wixted, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Robert G. Zack, Assistant Secretary

     INVESTMENT ADVISOR        OppenheimerFunds, Inc.

     SUB-ADVISOR               Salomon Brothers Asset Management, Inc.

     DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

     TRANSFER AND
     SHAREHOLDER SERVICING
     AGENT                     OppenheimerFunds Services

     CUSTODIAN OF PORTFOLIO
     SECURITIES                The Bank of New York

    INDEPENDENT AUDITORS       Deloitte & Touche LLP

    LEGAL COUNSEL              Myer, Swanson, Adams & Wolf, P.C.

    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

    For more complete information about Oppenheimer Select Managers Salomon Brothers Capital Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet web site, at www.oppenheimerfunds.com.

    OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203.



   (C) Copyright 2001 OppenheimerFunds, Inc.  All rights reserved.




     19  Oppenheimer Select Managers Salomon Brothers Capital Fund

[Back cover]

     RS0525.001.0531            July 30, 2001